Warrant Liabilities - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Nov. 18, 2014	Mar. 04, 2015
Series B Warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	100.00%	86.60%	64.00%
Expected Term (years)	10 months 13 days	1 year 1 month 6 days	1 year 3 months
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free rate	0.26%	0.26%	0.20%
Series B Warrant liability [Member] | Previously reported [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		86.00%
Series C Warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	86.00%			86.00%
Expected Term (years)	4 years 11 months 5 days			5 years
Expected dividend yield	0.00%			0.00%
Risk-free rate	1.35%			1.37%